UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09160

ALLIANCEBERNSTEIN HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2010

Date of reporting period: January 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein High Income Fund

Portfolio of Investments

January 31, 2010 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 46.0%
Industrial - 37.3%
Basic - 5.9%
AK Steel Corp.
7.75%, 6/15/12	US$	1,050	$1,055,250
Algoma Acquisition Corp.
9.875%, 6/15/15 (a)		2,550	2,307,750
Arch Western Finance LLC
6.75%, 7/01/13		643	636,570
Boise Paper Holdings LLC
9.00%, 11/01/17 (a)		520	549,900
Domtar Corp.
5.375%, 12/01/13		1,000	982,500
Drummond Co, Inc.
7.375%, 2/15/16		1,300	1,277,250
Evraz Group SA
8.25%, 11/10/15 (a)		4,534	4,522,665
8.875%, 4/24/13 (a)		843	863,021
Georgia Gulf Corp.
10.75%, 10/15/16		1,500	1,470,000
Georgia-Pacific LLC
7.00%, 1/15/15 (a)		433	441,660
7.125%, 1/15/17 (a)		517	529,925
8.875%, 5/15/31		1,000	1,072,500
Graphic Packaging International Corp.
9.50%, 8/15/13		2,200	2,260,500
Hexion Finance Escrow LLC/Hexion Escrow Corp.
8.875%, 2/01/18 (a)		1,093	1,057,477
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
4.773%, 11/15/14 (b)		1,615	1,405,050
9.75%, 11/15/14		515	498,262
Huntsman International LLC
7.875%, 11/15/14		2,620	2,528,300
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)		9,341	6,258,470
Kerling PLC
10.625%, 1/28/17 (a)	EUR	1,606	2,265,664

Kronos International, Inc.
6.50%, 4/15/13		4,000	4,464,530
MacDermid, Inc.
9.50%, 4/15/17 (a)	US$	1,715	1,732,150
Momentive Performance Materials, Inc.
10.125%, 12/01/14 (c)		879	843,957
11.50%, 12/01/16 (d)		750	650,625
NewMarket Corp.
7.125%, 12/15/16		700	693,000
NewPage Corp.
10.00%, 5/01/12 (d)		2,370	1,558,275
Norske Skogindustrier ASA
6.125%, 10/15/15 (a)		901	621,690
7.00%, 6/26/17	EUR	2,150	1,959,991
Novelis, Inc.
7.25%, 2/15/15	US$	1,870	1,771,825
PE Paper Escrow GMBH
12.00%, 8/01/14 (a)		791	874,055
Peabody Energy Corp.
Series B
6.875%, 3/15/13		910	922,513
Rhodia SA
3.434%, 10/15/13 (a)(b)	EUR	1,950	2,507,659
Steel Capital SA for OAO Severstal
9.25%, 4/19/14 (a)	US$	1,570	1,634,763
9.75%, 7/29/13 (a)		7,028	7,370,615
Steel Dynamics, Inc.
6.75%, 4/01/15		675	667,406
Teck Cominco Ltd.
6.125%, 10/01/35		5,000	4,475,000
Teck Resources Ltd.
9.75%, 5/15/14		425	485,563
United States Steel Corp.
6.65%, 6/01/37		3,300	2,795,173
Vedanta Resources PLC
8.75%, 1/15/14 (a)		4,299	4,513,950
Verso Paper Holdings LLC/Verso Paper, Inc.
Series B
11.375%, 8/01/16		2,200	1,886,500
Weyerhaeuser Co.
7.375%, 3/15/32 (d)		2,308	2,245,003

			76,656,957

Capital Goods - 3.3%
Alion Science and Technology Corp.
10.25%, 2/01/15		2,313	1,867,747
AMH Holdings, Inc.
11.25%, 3/01/14		1,526	1,526,000

Ardagh Glass Finance BV
8.875%, 7/01/13 (a)	EUR	1,500	2,131,744
Ardagh Glass Finance PLC
8.75%, 2/01/20 (a)		1,500	2,116,146
9.25%, 7/01/16 (a)		497	759,722
Berry Plastics Corp.
8.875%, 9/15/14 (a)	US$	577	556,805
Berry Plastics Holding Corp.
8.875%, 9/15/14		1,877	1,811,305
10.25%, 3/01/16		672	618,240
Bombardier, Inc.
6.30%, 5/01/14 (a)		1,415	1,422,075
8.00%, 11/15/14 (a)		2,260	2,356,050
Case New Holland, Inc.
7.125%, 3/01/14		1,324	1,324,000
CNH America LLC
7.25%, 1/15/16		997	994,508
Crown Americas
7.625%, 11/15/13		414	426,937
Goodman Global Group, Inc.
Zero Coupon, 12/15/14 (a)		2,233	1,272,810
Grohe Holding GMBH
8.625%, 10/01/14 (a)(d)	EUR	2,505	3,039,035
Hanson Australia Funding Ltd.
5.25%, 3/15/13	US$	856	857,531
Hanson Ltd.
6.125%, 8/15/16		1,105	1,096,835
IFCO Systems NV
10.00%, 6/30/16 (a)	EUR	1,000	1,497,420
L-3 Communications Corp.
5.875%, 1/15/15	US$	800	810,000
Masco Corp.
6.125%, 10/03/16		2,315	2,229,058
Owens Brockway Glass Container, Inc.
6.75%, 12/01/14		830	838,300
Plastipak Holdings, Inc.
8.50%, 12/15/15 (a)		1,800	1,836,000
Ply Gem Industries, Inc.
11.75%, 6/15/13		1,750	1,780,625
Rexam PLC
6.75%, 6/29/67 (e)	EUR	1,500	1,830,138
Sequa Corp.
11.75%, 12/01/15 (a)	US$	545	545,000
Terex Corp.
8.00%, 11/15/17		2,546	2,431,430
Textron Financial Corp.
4.60%, 5/03/10		172	171,976

5.40%, 4/28/13		1,037	1,064,488
6.00%, 2/15/67 (a)		125	97,969
United Rentals North America, Inc.
6.50%, 2/15/12		500	500,000
7.75%, 11/15/13		2,500	2,434,375

			42,244,269

Communications - Media - 3.4%
Allbritton Communications Co.
7.75%, 12/15/12		3,030	3,007,275
American Media Operations, Inc.
14.00%, 11/01/13 (a)(c)		606	394,644
Cablevision Systems Corp.
Series B
8.00%, 4/15/12		1,000	1,061,250
Central European Media Enterprises Ltd.
11.625%, 9/15/16 (a)	EUR	2,100	2,940,766
Charter Communications Operating LLC
8.00%, 4/30/12 (a)	US$	525	548,625
Clear Channel Communications, Inc.
5.50%, 9/15/14		5,205	3,123,000
5.75%, 1/15/13		3,288	2,466,000
Clear Channel Worldwide Holdings, Inc.
9.25%, 12/15/17 (a)		323	332,202
CSC Holdings, Inc.
6.75%, 4/15/12		190	197,600
7.875%, 2/15/18		2,212	2,306,010
Dex Media West LLC/Dex Media West Finance Co.
Series B
8.50%, 8/15/10 (f)		326	412,390
Dex Media, Inc.
9.00%, 11/15/13 (f)		1,250	364,063
Echostar DBS Corp.
7.125%, 2/01/16		1,250	1,253,125
Gallery Capital SA
10.125%, 5/15/13 (f)(g)		960	288,000
Hughes Network Systems LLC/HNS Finance Corp.
9.50%, 4/15/14		950	971,375
Intelsat Bermuda Ltd.
11.25%, 6/15/16		2,472	2,626,500
Lamar Media Corp.
6.625%, 8/15/15		1,891	1,820,088
Liberty Media Corp.
5.70%, 5/15/13		1,145	1,107,788
LIN Television Corp.
6.50%, 5/15/13		2,050	1,957,750

Nielsen Finance LLC / Nielsen Finance Co.
12.50%, 8/01/16		1,725	1,578,375
Quebecor Media, Inc.
7.75%, 3/15/16		3,302	3,302,000
Rainbow National Services LLC
8.75%, 9/01/12 (a)		250	255,000
10.375%, 9/01/14 (a)		1,458	1,538,190
The Reader’s Digest Association, Inc.
9.00%, 2/15/17 (f)(h)		750	7,575
RH Donnelley Corp.
Series A-2
6.875%, 1/15/13 (f)		1,420	142,000
Series A-3
8.875%, 1/15/16 (f)		1,000	100,000
Series A-4
8.875%, 10/15/17 (f)		1,210	121,000
Sinclair Television Group, Inc.
9.25%, 11/01/17 (a)		1,400	1,442,000
Sirius Satellite Radio, Inc.
9.625%, 8/01/13		1,449	1,477,980
Technicolor
5.75%, 9/25/15 (e)(f)	EUR	925	102,601
Univision Communications, Inc.
9.75%, 3/15/15 (a)(c)	US$	1,000	880,000
12.00%, 7/01/14 (a)		830	896,400
Virgin Media Finance PLC
8.375%, 10/15/19		1,700	1,742,500
WDAC Subsidiary Corp.
8.375%, 12/01/14 (a)		1,283	89,810
WMG Holdings Corp.
9.50%, 12/15/14 (d)		3,468	3,502,680

			44,356,562

Communications - Telecommunications - 2.9%
BCM Ireland Finance Ltd.
5.714%, 8/15/16 (a)(b)	EUR	1,000	1,026,010
Cincinnati Bell, Inc.
8.25%, 10/15/17	US$	750	751,875
8.375%, 1/15/14		2,650	2,669,875
Cricket Communications, Inc.
9.375%, 11/01/14 (d)		3,482	3,464,590
Crown Castle International Corp.
7.125%, 11/01/19		1,500	1,488,750
Digicel Group Ltd.
12.00%, 4/01/14 (a)		660	732,600
Fairpoint Communications, Inc.
Series 1
13.125%, 4/02/18 (f)		1,048	146,753

Frontier Communications Corp.
6.25%, 1/15/13	1,222	1,234,220
9.00%, 8/15/31	600	594,000
Level 3 Financing, Inc.
8.75%, 2/15/17	3,220	2,906,050
9.25%, 11/01/14	628	588,750
10.00%, 2/01/18 (a)	500	467,500
MetroPCS Wireless, Inc.
9.25%, 11/01/14	1,805	1,816,281
Mobile Satellite Ventures LP
14.00%, 4/01/13 (a)	1,000	925,000
Mobile Telesystems Finance SA
8.00%, 1/28/12 (a)	1,155	1,224,300
Qwest Capital Funding, Inc.
7.25%, 2/15/11	1,542	1,568,985
Sprint Capital Corp.
6.875%, 11/15/28	3,000	2,355,000
Terrestar Networks, Inc.
15.00%, 2/15/14 (a)(c)	1,607	1,526,596
Time Warner Telecom Holdings, Inc.
9.25%, 2/15/14	1,896	1,950,510
VIP Finance (Vimpelcom)
8.375%, 4/30/13 (a)	2,545	2,684,975
Wind Acquisition Finance SA
11.75%, 7/15/17 (a)	3,000	3,244,500
Windstream Corp.
8.125%, 8/01/13	1,827	1,918,350
8.625%, 8/01/16	1,394	1,430,593

		36,716,063

Consumer Cyclical - Automotive - 1.3%
Affinia Group, Inc.
9.00%, 11/30/14	1,350	1,326,375
Allison Transmission, Inc.
11.00%, 11/01/15 (a)	1,000	1,055,000
Cooper-Standard Automotive, Inc.
7.00%, 12/15/12 (f)	845	921,050
Ford Motor Co.
7.45%, 7/16/31	1,000	890,000
Ford Motor Credit Co. LLC
3.001%, 1/13/12 (b)	640	604,800
7.00%, 10/01/13	974	974,693
8.00%, 12/15/16	2,650	2,665,712
Goodyear Tire & Rubber Co./The
8.625%, 12/01/11	660	683,100
9.00%, 7/01/15	922	949,660
10.50%, 5/15/16	300	325,500

Keystone Automotive Operations, Inc.
9.75%, 11/01/13	986	423,980
Navistar International Corp.
8.25%, 11/01/21	1,865	1,883,650
Tenneco, Inc.
8.625%, 11/15/14 (d)	2,600	2,561,000
Visteon Corp.
7.00%, 3/10/14 (f)	1,738	795,135

		16,059,655

Consumer Cyclical - Entertainment - 0.2%
AMC Entertainment, Inc.
11.00%, 2/01/16	1,960	2,107,000

Consumer Cyclical - Other - 4.3%
Beazer Homes USA, Inc.
6.875%, 7/15/15	1,000	837,500
12.00%, 10/15/17 (a)	860	965,350
Boyd Gaming Corp.
6.75%, 4/15/14	575	531,875
7.75%, 12/15/12 (d)	1,200	1,206,000
Broder Brothers Co.
12.00%, 10/15/13 (c)(g)	286	208,916
Chukchansi Economic Development Authority
8.00%, 11/15/13 (a)	1,425	1,161,375
DR Horton, Inc.
6.00%, 4/15/11	1,756	1,791,120
6.50%, 4/15/16	1,000	970,000
Greektown Holdings LLC
10.75%, 12/01/13 (f)(g)	715	85,800
Harrah’s Operating Co., Inc.
5.375%, 12/15/13	5,000	3,850,000
5.625%, 6/01/15	1,935	1,185,187
5.75%, 10/01/17	108	59,130
6.50%, 6/01/16	1,177	694,430
11.25%, 6/01/17	1,000	1,062,500
Host Hotels & Resorts LP
6.875%, 11/01/14	481	478,595
9.00%, 5/15/17 (a)	1,000	1,070,000
Series Q
6.75%, 6/01/16	2,558	2,500,445
Isle of Capri Casinos, Inc.
7.00%, 3/01/14	1,715	1,524,206
K Hovnanian Enterprises, Inc.
10.625%, 10/15/16 (a)	1,100	1,171,500
KB Home
5.875%, 1/15/15	955	897,700

Levi Strauss & Co.
8.875%, 4/01/16	1,200	1,248,000
M/I Homes, Inc.
6.875%, 4/01/12	1,500	1,455,000
Meritage Homes Corp.
6.25%, 3/15/15	750	703,125
MGM Mirage
6.625%, 7/15/15	2,000	1,655,000
7.625%, 1/15/17	1,215	993,262
8.375%, 2/01/11	1,241	1,192,911
Mohegan Tribal Gaming Auth
7.125%, 8/15/14	2,569	1,984,552
NCL Corp. Ltd.
11.75%, 11/15/16 (a)	4,600	4,876,000
Pinnacle Entertainment, Inc.
7.50%, 6/15/15	1,950	1,803,750
Quiksilver, Inc.
6.875%, 4/15/15	2,450	2,131,500
Royal Caribbean Cruises Ltd.
7.25%, 6/15/16	2,500	2,437,500
8.75%, 2/02/11	727	754,263
Sheraton Holding Corp.
7.375%, 11/15/15	2,035	2,116,400
Standard Pacific Corp.
6.50%, 8/15/10	750	757,500
10.75%, 9/15/16	1,667	1,754,518
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/01/12	2,500	2,662,500
Station Casinos, Inc.
6.625%, 3/15/18 (f)	1,755	8,775
6.875%, 3/01/16 (f)	1,500	7,500
Tropicana Entertainment LLC
9.625%, 12/15/14 (f)	750	4,688
Turning Stone Resort Casino Enterprise
9.125%, 9/15/14 (a)	700	682,500
WCI Communities, Inc.
6.625%, 3/15/15 (f)(h)	750	7,500
William Lyon Homes, Inc.
10.75%, 4/01/13	1,890	1,474,200
Wynn Las Vegas LLC/Corp.
6.625%, 12/01/14	3,194	3,058,255

		56,020,828

Consumer Cyclical - Restaurants - 0.2%
Landry’s Restaurants, Inc.
11.625%, 12/01/15 (a)	1,525	1,631,750

Sbarro, Inc.
10.375%, 2/01/15	1,350	1,107,000

		2,738,750

Consumer Cyclical - Retailers - 3.0%
Asbury Automotive Group, Inc.
8.00%, 3/15/14	830	832,154
Blockbuster, Inc.
11.75%, 10/01/14 (a)(d)	1,500	1,095,000
The Bon-Ton Dept Stores, Inc.
10.25%, 3/15/14	2,600	2,379,000
Burlington Coat Factory Warehouse Corp.
11.125%, 4/15/14 (d)	2,096	2,153,640
Couche-Tard US/Finance
7.50%, 12/15/13	1,242	1,257,525
Dollar General Corp.
10.625%, 7/15/15	1,758	1,927,207
Duane Reade, Inc.
9.75%, 8/01/11	780	793,650
GSC Holdings Corp.
8.00%, 10/01/12	2,784	2,853,600
Hines Nurseries, Inc.
10.25%, 10/01/11 (f)(h)	1,000	2,500
JC Penney Corp., Inc.
7.40%, 4/01/37	4,100	4,130,750
Limited Brands, Inc.
5.25%, 11/01/14	3,194	3,082,210
6.90%, 7/15/17	3,710	3,635,800
Macys Retail Holdings, Inc.
6.625%, 4/01/11	1,500	1,561,875
Michaels Stores, Inc.
10.00%, 11/01/14	2,500	2,525,000
11.375%, 11/01/16	1,000	1,040,000
MU Finance PLC
8.375%, 2/01/17 (a)	1,900	1,824,190
Neiman-Marcus Group, Inc.
9.00%, 10/15/15 (c)(d)	1,252	1,218,000
10.375%, 10/15/15 (d)	500	490,000
Rite Aid Corp.
6.875%, 8/15/13	470	415,950
9.50%, 6/15/17	1,500	1,211,250
10.25%, 10/15/19 (a)	1,000	1,057,500
Sally Holdings LLC
9.25%, 11/15/14	1,200	1,245,000
Toys R US, Inc.
7.375%, 10/15/18	2,700	2,504,250

		39,236,051

Consumer Non-Cyclical - 4.6%
ACCO Brands Corp.
7.625%, 8/15/15		2,550	2,390,625
10.625%, 3/15/15 (a)		380	416,100
Aramark Corp.
8.50%, 2/01/15		2,742	2,748,855
Bausch & Lomb, Inc.
9.875%, 11/01/15		2,665	2,798,250
Biomet, Inc.
11.625%, 10/15/17		2,200	2,420,000
Boston Scientific Corp.
6.00%, 6/15/11		3,000	3,151,083
Catalent Pharma Solutions, Inc.
9.50%, 4/15/15 (c)		793	741,507
CEDC Finance Corp. International, Inc.
8.875%, 12/01/16 (a)	EUR	1,000	1,421,162
9.125%, 12/01/16 (a)	US$	1,150	1,207,500
Chaoda Modern Agriculture Holdings Ltd.
7.75%, 2/08/10 (a)		2,983	2,989,861
Community Health Systems, Inc.
8.875%, 7/15/15		2,250	2,325,938
DaVita, Inc.
7.25%, 3/15/15		815	816,019
Dean Foods Co.
7.00%, 6/01/16		2,000	1,950,000
Del Monte Corp.
6.75%, 2/15/15		750	766,875
Elan Corp. PLC
8.75%, 10/15/16 (a)		1,450	1,417,375
Hanger Orthopedic Group, Inc.
10.25%, 6/01/14		413	439,845
HCA, Inc.
6.375%, 1/15/15		3,017	2,783,182
6.50%, 2/15/16		782	719,440
6.75%, 7/15/13		1,316	1,279,810
9.625%, 11/15/16 (c)		1,059	1,122,540
Healthsouth Corp.
10.75%, 6/15/16		2,125	2,300,313
IASIS Healthcare LLC/IASIS Capital Corp.
8.75%, 6/15/14		2,341	2,376,115
Invacare Corp.
9.75%, 2/15/15		750	800,625
Jarden Corp.
7.50%, 1/15/20		1,800	1,809,000
Merisant Co.
9.50%, 7/15/13 (a)		1,000	115,000

Multiplan, Inc.
10.375%, 4/15/16 (a)	1,300	1,339,000
New Albertsons, Inc.
7.45%, 8/01/29	2,660	2,267,650
Pinnacle Foods Finance LLC
10.625%, 4/01/17	1,000	1,032,500
Select Medical Corp.
6.428%, 9/15/15 (b)	1,500	1,391,250
7.625%, 2/01/15	1,983	1,943,340
Simmons Co.
Zero Coupon, 12/15/14 (f)	800	66,000
Smithfield Foods, Inc.
7.00%, 8/01/11	1,250	1,250,000
Stater Brothers Holdings
8.125%, 6/15/12	1,331	1,344,310
Sun Healthcare Group, Inc.
9.125%, 4/15/15	1,800	1,845,000
Tops Markets LLC
10.125%, 10/15/15 (a)	1,500	1,548,750
Universal Hospital Services, Inc.
3.859%, 6/01/15 (b)	500	427,500
Vanguard Health Holding Co.
8.00%, 2/01/18 (a)	760	741,950
Viant Holdings, Inc.
10.125%, 7/15/17 (a)	1,229	1,216,710
Visant Corp.
7.625%, 10/01/12	968	972,840
Visant Holding Corp.
8.75%, 12/01/13	750	768,750

		59,462,570

Energy - 2.6%
Antero Resources Finance Corp.
9.375%, 12/01/17 (a)	945	981,619
Chaparral Energy, Inc.
8.875%, 2/01/17	2,000	1,740,000
Chesapeake Energy Corp.
6.50%, 8/15/17	1,575	1,508,063
6.625%, 1/15/16	1,000	972,500
7.50%, 9/15/13	404	410,060
CIE Generale De Geophysique
7.50%, 5/15/15	674	668,945
7.75%, 5/15/17	69	68,482
Complete Production Services, Inc.
8.00%, 12/15/16	2,160	2,138,400
Energy XXI Gulf Coast, Inc.
10.00%, 6/15/13	1,590	1,582,050

Expro Finance Luxembourg SCA
8.50%, 12/15/16 (a)	322	320,390
Forest Oil Corp.
7.25%, 6/15/19	2,040	2,050,200
Helix Energy Solutions Group, Inc.
9.50%, 1/15/16 (a)	1,400	1,435,000
Hercules Offshore, Inc.
10.50%, 10/15/17 (a)	2,057	2,118,710
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15 (a)	3,176	3,191,880
Key Energy Services, Inc.
8.375%, 12/01/14	1,025	1,025,000
Mariner Energy, Inc.
11.75%, 6/30/16	1,291	1,455,602
Newfield Exploration Co.
6.625%, 9/01/14-4/15/16	1,475	1,479,750
OPTI Canada, Inc.
8.25%, 12/15/14	3,500	3,080,000
PetroHawk Energy Corp.
9.125%, 7/15/13	1,596	1,663,830
Pioneer Natural Resources Co.
5.875%, 7/15/16	500	475,924
Plains Exploration & Production Co.
7.75%, 6/15/15	1,000	1,020,000
Range Resources Corp.
7.50%, 5/15/16	500	513,750
Sandridge Energy, Inc.
8.75%, 1/15/20 (a)	423	435,690
Tesoro Corp.
6.25%, 11/01/12	2,070	2,085,525
6.50%, 6/01/17	409	389,573
9.75%, 6/01/19	500	539,375

		33,350,318

Other Industrial - 0.6%
Baldor Electric Co.
8.625%, 2/15/17	2,500	2,543,750
Education Management LLC
10.25%, 6/01/16	1,550	1,654,625
Neenah Foundary Co.
9.50%, 1/01/17 (f)	1,150	589,375
RBS Global, Inc. and Rexnord Corp.
9.50%, 8/01/14	1,442	1,445,605
11.75%, 8/01/16	324	331,290
Sensus Metering Systems, Inc.
8.625%, 12/15/13	1,121	1,151,827

		7,716,472

Services - 1.4%
Expedia, Inc.
8.50%, 7/01/16		1,750	1,898,750
Lottomatica SpA
8.25%, 3/31/66 (a)(e)	EUR	675	942,907
Realogy Corp.
10.50%, 4/15/14	US$	2,232	1,897,200
12.375%, 4/15/15		750	536,250
Service Corp. International
6.75%, 4/01/16		2,900	2,849,250
The ServiceMaster Co.
10.75%, 7/15/15 (a)(c)		2,358	2,475,900
Ticketmaster Entertainment, Inc.
10.75%, 8/01/16		2,110	2,305,175
Travelport LLC
9.875%, 9/01/14		2,900	3,052,250
West Corp.
9.50%, 10/15/14		736	739,680
11.00%, 10/15/16		1,100	1,171,500

			17,868,862

Technology - 2.4%
Advanced Micro Devices, Inc.
8.125%, 12/15/17 (a)		865	869,325
Amkor Technology, Inc.
9.25%, 6/01/16		2,560	2,675,200
Ceridian Corp.
11.25%, 11/15/15		1,871	1,824,225
First Data Corp.
9.875%, 9/24/15		3,241	2,892,592
11.25%, 3/31/16		750	626,250
Flextronics International Ltd.
6.50%, 5/15/13		1,124	1,135,240
Freescale Semiconductor, Inc.
8.875%, 12/15/14		3,030	2,696,700
10.125%, 12/15/16		1,679	1,359,990
Iron Mountain, Inc.
6.625%, 1/01/16		1,393	1,351,210
8.375%, 8/15/21		2,000	2,075,000
Lucent Technologies, Inc.
6.45%, 3/15/29		1,000	702,500
6.50%, 1/15/28		1,650	1,155,000
NXP BV / NXP Funding LLC
3.001%, 10/15/13 (b)		620	517,700
9.50%, 10/15/15		1,925	1,631,437
Sanmina Corp.
8.125%, 3/01/16		2,624	2,630,560

Seagate Technology HDD Holding
6.375%, 10/01/11		963	994,298
Sensata Technologies BV
8.00%, 5/01/14		1,700	1,678,750
Serena Software, Inc.
10.375%, 3/15/16		419	419,524
Sungard Data Systems, Inc.
9.125%, 8/15/13		1,353	1,376,678
10.25%, 8/15/15		824	854,900
Telcordia Technologies, Inc.
10.00%, 3/15/13 (a)		2,105	1,989,225

			31,456,304

Transportation - Airlines - 0.4%
American Airlines, Inc.
10.50%, 10/15/12 (a)		1,000	1,042,500
AMR Corp.
9.00%, 8/01/12		849	708,915
Continental Airlines, Inc.
8.75%, 12/01/11		703	690,697
Series RJO3
7.875%, 7/02/18		1,477	1,314,121
Delta Air Lines, Inc.
9.50%, 9/15/14 (a)		1,300	1,355,250

			5,111,483

Transportation - Railroads - 0.1%
Trinity Industries, Inc.
6.50%, 3/15/14		1,226	1,235,195

Transportation - Services - 0.7%
Avis Budget Car Rental
7.625%, 5/15/14		500	475,000
7.75%, 5/15/16		2,838	2,646,435
Hertz Corp.
8.875%, 1/01/14		2,872	2,893,540
Quality Distribution LLC/ QD Capital Corp.
11.75%, 11/01/13 (a)(c)		2,329	1,956,360
Stena AB
5.875%, 2/01/19 (a)	EUR	1,000	1,206,255
US Shipping Partners LP/US Shipping Finance Corp.
13.00%, 8/15/14 (f)(h)(i)	US$	700	35,000

			9,212,590

			481,549,929

Financial Institutions - 5.8%
Banking - 2.1%
ABN Amro Bank NV
4.31%, 3/10/16 (e)	EUR	3,396	2,683,876

Bank of America Corp.
8.00%, 1/30/18 (e)	US$	1,585	1,504,878
8.125%, 5/15/18 (e)		3,130	2,971,779
BOI Capital Funding No. 3
6.107%, 2/04/16 (a)(e)		2,500	1,425,000
CenterCredit International
8.625%, 1/30/14 (a)		1,134	1,099,980
Commerzbank Capital Funding Trust I
5.012%, 4/12/16 (e)	EUR	1,500	1,013,878
Dexia Credit Local
4.30%, 11/18/15 (e)		3,000	2,277,326
Dresdner Funding Trust I
8.151%, 6/30/31 (a)	US$	2,000	1,566,446
HBOS Capital Funding LP
6.071%, 6/30/14 (a)(e)		590	436,600
HT1 Funding GMBH
6.352%, 6/30/17 (e)	EUR	1,450	1,186,151
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)	US$	6,050	4,900,500
Royal Bank of Scotland Group PLC
Series U
7.64%, 9/29/17 (e)		1,700	986,000
RS Finance (RSB)
7.50%, 10/07/10 (a)		2,359	2,334,231
UT2 Funding PLC
5.321%, 6/30/16	EUR	1,293	1,204,186
Zions Bancorporation
5.50%, 11/16/15	US$	2,180	1,783,229
6.00%, 9/15/15		370	305,250

			27,679,310

Brokerage - 0.4%
E*Trade Financial Corp.
7.375%, 9/15/13		2,725	2,622,812
Lehman Brothers Holdings, Inc.
6.875%, 5/02/18 (f)		1,600	352,000
Series G
4.80%, 3/13/14 (f)		1,800	375,750
Nuveen Investments, Inc.
10.50%, 11/15/15		1,850	1,711,250

			5,061,812

Finance - 1.7%
American General Finance Corp.
Series I
4.875%, 7/15/12		3,000	2,490,786
CIT Group Funding Co. of Delaware LLC
10.25%, 5/01/13-5/01/17		3,608	3,649,814

CIT Group, Inc.
Zero Coupon, 3/15/67	2,331	0
7.00%, 5/01/13-5/01/17	3,215	2,802,352
7.00%, 5/01/16	738	634,889
GMAC, Inc.
6.875%, 9/15/11	1,090	1,090,000
8.00%, 11/01/31	404	386,830
Series 8
6.75%, 12/01/14	2,590	2,518,775
ILFC E-Capital Trust II
6.25%, 12/21/65 (a)(e)	1,500	847,500
International Lease Finance Corp.
6.375%, 3/25/13	3,000	2,523,117
iStar Financial, Inc.
5.65%, 9/15/11	2,205	1,719,900
10.00%, 6/15/14 (a)	275	258,500
Residential Capital LLC
9.625%, 5/15/15 (d)	3,132	3,100,680

		22,023,143

Insurance - 1.3%
AGFC Capital Trust I
6.00%, 1/15/67 (a)(e)	3,500	1,680,000
American International Group, Inc.
6.25%, 3/15/37	2,364	1,382,940
8.175%, 5/15/58 (e)	1,336	898,460
Crum & Forster Holdings Corp.
7.75%, 5/01/17	457	450,145
Fairfax Financial Holdings Ltd.
7.75%, 6/15/17	1,000	1,015,000
Genworth Financial, Inc.
6.15%, 11/15/66 (e)	2,535	1,787,175
ING Capital Funding Trust III
8.439%, 12/31/10 (e)	2,000	1,820,000
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)	3,104	2,669,440
10.75%, 6/15/58 (a)(e)	1,100	1,210,000
MBIA Insurance Corp.
14.00%, 1/15/33 (a)(e)	1,307	627,360
XL Capital Ltd.
Series E
6.50%, 4/15/17 (e)	3,325	2,527,000

		16,067,520

Other Finance - 0.3%
Aiful Corp.
6.00%, 12/12/11 (a)	4,001	2,860,715

Icahn Enterprises LP/ Icahn Enterprises Finance Corp.
8.00%, 1/15/18 (a)	650	624,000
iPayment, Inc.
9.75%, 5/15/14	642	544,095

		4,028,810

		74,860,595

Utility - 2.9%
Electric - 2.2%
The AES Corp.
7.75%, 3/01/14	2,696	2,702,740
8.00%, 10/15/17	860	866,450
Dynegy Holdings, Inc.
8.375%, 5/01/16	4,141	3,737,253
Dynegy Roseton/Danskammer Pass Through Trust
Series B
7.67%, 11/08/16	1,929	1,909,710
Edison Mission Energy
7.00%, 5/15/17	3,648	2,881,920
7.50%, 6/15/13	1,562	1,483,900
7.75%, 6/15/16	447	384,420
Energy Future Holdings Corp.
10.875%, 11/01/17	1,090	861,100
Indiantown Cogeneration LP
Series A-9
9.26%, 12/15/10	1,737	1,771,513
Mirant Americas Generation LLC
8.50%, 10/01/21	2,710	2,601,600
NRG Energy, Inc.
7.25%, 2/01/14	245	245,919
7.375%, 2/01/16-1/15/17	2,355	2,341,381
RRI Energy, Inc.
7.625%, 6/15/14	1,041	999,360
7.875%, 6/15/17	1,993	1,898,333
Texas Competitive Electric Holdings Co. LLC
Series A
10.25%, 11/01/15	2,304	1,802,880
TXU Corp.
Series P
5.55%, 11/15/14	1,980	1,480,046
Series Q
6.50%, 11/15/24	1,007	536,017

		28,504,542

Natural Gas - 0.7%
El Paso Corp.
Series G
7.375%, 12/15/12		394	416,194
7.75%, 1/15/32		1,000	993,888
Enterprise Products Operating LLC
Series A
8.375%, 8/01/66 (e)		1,230	1,222,312
Kinder Morgan Finance Co.
5.70%, 1/05/16		745	723,581
Regency Energy Partners
8.375%, 12/15/13		590	616,550
Sabine Pass LNG LP
7.50%, 11/30/16		1,500	1,325,625
Source Gas LLC
5.90%, 4/01/17 (a)		3,000	2,797,740
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
11.25%, 7/15/17 (a)		1,300	1,456,000

			9,551,890

			38,056,432

Total Corporates - Non-Investment Grades (cost $599,648,060)			594,466,956

CORPORATES - INVESTMENT GRADES - 14.5%
Financial Institutions - 6.6%
Banking - 3.6%
Allied Irish Banks PLC
12.50%, 6/25/19	EUR	1,000	1,504,601
American Express Co.
6.80%, 9/01/66 (e)	US$	2,000	1,855,000
Barclays Bank PLC
5.926%, 12/15/16 (a)(e)		2,300	1,926,250
BNP Paribas
5.186%, 6/29/15 (a)		622	553,382
BNP Paribas Capital Trust IV
6.342%, 1/24/12 (e)	EUR	1,000	1,358,770
Countrywide Financial Corp.
6.25%, 5/15/16	US$	505	520,823
Credit Agricole SA
6.637%, 5/31/17 (a)(e)		1,165	1,003,356
8.375%, 10/13/19 (a)		1,805	1,949,400
Danske Bank A/S
5.914%, 6/16/14 (a)		685	579,018
Deutsche Bank Capital Funding
5.628%, 1/19/16 (a)		1,575	1,260,000
Financial Security Assurance Holdings Ltd.
6.40%, 12/15/66 (a)(e)		3,500	2,380,000

JP Morgan Chase & Co.
7.00%, 6/28/17 (a)	RUB	14,000	393,990
Mizuho Financial Group Cayman Ltd.
8.375%, 4/27/10	US$	5,100	5,112,750
Morgan Stanley
3.07%, 5/30/11 (a)(b)	NZD	3,900	2,657,267
10.09%, 5/03/17 (a)	BRL	5,230	2,573,382
MUFG Capital Finance 5 Ltd
6.299%, 1/25/17	GBP	475	641,606
National Capital Trust II
5.486%, 3/23/15 (a)(e)	US$	1,700	1,479,449
Rabobank Nederland
11.00%, 6/30/19 (a)(e)		180	229,935
Resona Preferred Global Securities
7.191%, 7/30/15 (a)(e)		6,300	5,853,796
Societe Generale
4.196%, 1/26/15 (e)	EUR	1,500	1,663,800
5.922%, 4/05/17 (a)	US$	750	631,629
UBS AG/Jersey
4.28%, 4/15/15 (e)	EUR	1,000	1,067,605
UBS Preferred Funding Trust I
8.622%, 10/01/10 (e)	US$	555	535,983
Unicredito Italiano Capital Trust III
4.028%, 10/27/15	EUR	1,125	1,138,663
Unicredito Italiano Capital Trust IV
5.396%, 10/27/15	GBP	1,000	1,294,785
VTB Capital SA
6.609%, 10/31/12 (a)	US$	2,055	2,106,375
6.875%, 5/29/18 (a)		1,333	1,339,665
Wells Fargo & Co.
Series K
7.98%, 3/15/18 (e)		2,600	2,626,000

			46,237,280

Finance - 0.5%
HSBC Finance Capital Trust IX
5.911%, 11/30/35 (e)		465	392,344
SLM Corp.
5.125%, 8/27/12		999	949,830
Series A
4.50%, 7/26/10		899	903,663
5.00%, 10/01/13		4,100	3,751,185

			5,997,022

Insurance - 2.1%
The Allstate Corp.
6.125%, 5/15/37 (e)		1,500	1,402,500
AON Corp.
8.205%, 1/01/27		745	771,894

Assured Guaranty US Holdings, Inc.
Series A
6.40%, 12/15/66		2,723	1,906,100
Coventry Health Care, Inc.
5.875%, 1/15/12		664	677,556
5.95%, 3/15/17		1,415	1,321,286
Farmers Insurance Exchange
8.625%, 5/01/24 (a)		3,000	3,116,109
Lincoln National Corp.
8.75%, 7/01/19		604	734,023
MetLife, Inc.
10.75%, 8/01/39		1,995	2,493,750
Nationwide Mutual Insurance Co.
5.81%, 12/15/24 (a)(e)		5,000	4,233,110
9.375%, 8/15/39 (a)		2,040	2,302,456
Suncorp Metway Insurance Ltd.
6.75%, 10/06/26 (e)	AUD	500	331,089
Series 1
6.75%, 9/23/24 (e)		800	580,433
Swiss Re Capital I LP
6.854%, 5/25/16 (a)(e)	US$	1,400	1,203,318
Vero Insurance Ltd.
6.15%, 9/07/25 (e)	AUD	700	431,621
WR Berkley Corp.
5.60%, 5/15/15	US$	3,500	3,569,139
ZFS Finance USA Trust I
6.15%, 12/15/65 (a)(e)		3,000	2,865,000

			27,939,384

Other Finance - 0.4%
IIRSA Norte Finance Ltd.
8.75%, 5/30/24 (a)		894	943,560
ORIX Corp.
5.48%, 11/22/11		3,000	3,091,596
Red Arrow International Leasing PLC
8.375%, 3/31/12	RUB	25,003	817,085

			4,852,241

			85,025,927

Industrial - 4.7%
Basic - 1.7%
ArcelorMittal
9.00%, 2/15/15	US$	730	883,492
ArcelorMittal USA, Inc.
6.50%, 4/15/14		1,565	1,707,819
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17		1,466	1,594,275
GTL Trade Finance, Inc.
7.25%, 10/20/17 (a)		1,747	1,812,512

Rio Tinto Finance USA Ltd.
8.95%, 5/01/14	2,639	3,183,180
Southern Copper Corp.
7.50%, 7/27/35	1,500	1,515,678
Union Carbide Corp.
7.75%, 10/01/96	2,500	2,100,000
Usiminas Commercial Ltd.
7.25%, 1/18/18 (a)	2,441	2,611,870
Vale Overseas Ltd.
5.625%, 9/15/19	2,285	2,321,478
6.875%, 11/21/36	3,495	3,597,631

		21,327,935

Capital Goods - 0.5%
Allied Waste North America, Inc.
Series B
7.125%, 5/15/16	362	390,055
Lafarge SA
7.125%, 7/15/36	1,500	1,636,114
Owens Corning, Inc.
6.50%, 12/01/16	355	365,131
7.00%, 12/01/36	4,450	4,313,532

		6,704,832

Communications - Media - 0.8%
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	2,500	3,354,865
DirecTV Holdings LLC / DirecTV Financing Co., Inc.
6.375%, 6/15/15	3,900	4,041,375
News America, Inc.
6.40%, 12/15/35	1,000	1,043,868
RR Donnelley & Sons Co.
4.95%, 4/01/14	2,400	2,416,879

		10,856,987

Communications - Telecommunications - 0.2%
Qwest Corp.
6.875%, 9/15/33	1,500	1,380,000
7.625%, 6/15/15	1,590	1,681,425

		3,061,425

Consumer Cyclical - Other - 0.1%
Toll Brothers Finance Corp.
5.15%, 5/15/15	1,900	1,833,591

Consumer Cyclical - Retailers - 0.2%
CVS Caremark Corp.
6.302%, 6/01/37 (e)	2,150	1,999,500

Consumer Non-Cyclical - 0.2%
Bunge Ltd. Finance Corp.
8.50%, 6/15/19	332	389,704

Reynolds American, Inc.
7.625%, 6/01/16	1,376	1,553,644
Ventas Realty LP/Ventas Capital Corp.
6.75%, 4/01/17	422	413,560
Whirlpool Corp.
8.60%, 5/01/14	190	219,313

		2,576,221

Energy - 0.4%
TNK-BP Finance SA
7.25%, 2/02/20 (a)(j)	360	358,200
7.50%, 7/18/16 (a)	4,708	4,913,975

		5,272,175

Other Industrial - 0.4%
Noble Group Ltd.
6.75%, 1/29/20 (a)	2,368	2,480,480
8.50%, 5/30/13 (a)	2,103	2,350,103

		4,830,583

Technology - 0.2%
Motorola, Inc.
6.50%, 9/01/25	2,035	1,813,917
7.50%, 5/15/25	325	327,033

		2,140,950

		60,604,199

Non Corporate Sectors - 1.9%
Agencies - Not Government Guaranteed - 1.9%
Gaz Capital SA
6.212%, 11/22/16 (a)	2,825	2,782,625
6.51%, 3/07/22 (a)	9,473	8,738,843
9.25%, 4/23/19 (a)	3,953	4,506,420
Petrobras International Finance
5.75%, 1/20/20	3,050	3,016,041
TransCapitalInvest Ltd. for OJSC AK Transneft
5.67%, 3/05/14 (a)	869	882,035
7.70%, 8/07/13 (a)	3,477	3,755,160
8.70%, 8/07/18 (a)	1,219	1,407,945

		25,089,069

Utility - 1.3%
Electric - 0.6%
Aquila, Inc.
11.875%, 7/01/12	1,000	1,175,681
Dominion Resources, Inc./VA
7.50%, 6/30/66 (e)	4,100	4,079,500
Empresas Publicas de Medellin ESP
7.625%, 7/29/19 (a)(d)	1,739	1,878,120

		7,133,301

Natural Gas - 0.7%
Enterprise Products Operating LLC
Series H
6.65%, 10/15/34		1,500	1,582,632
Southern Union Co.
7.60%, 2/01/24		3,200	3,517,485
TransCanada Pipelines Ltd.
6.35%, 5/15/67 (e)		2,500	2,372,837
Williams Co., Inc.
7.625%, 7/15/19		1,448	1,737,600
7.875%, 9/01/21		200	242,015

			9,452,569

			16,585,870

Total Corporates - Investment Grades (cost $180,930,507)			187,305,065

EMERGING MARKETS - SOVEREIGNS - 13.7%
Argentina - 2.3%
Argentina Bonos
7.00%, 10/03/15		29,551	22,626,369
7.82%, 12/31/33	EUR	6,587	5,320,148
8.28%, 12/31/33	US$	1,749	1,200,796
2.50%, 12/31/38		3,130	1,040,725

			30,188,038

Colombia - 0.7%
Republic of Colombia
7.375%, 3/18/19-9/18/37		8,980	9,525,775

Dominican Republic - 1.0%
Dominican Republic
8.625%, 4/20/27 (a)		8,403	8,907,180
9.04%, 1/23/18 (a)		3,716	4,069,153

			12,976,333

El Salvador - 0.9%
El Salvador
7.375%, 12/01/19 (a)		1,495	1,573,487
7.625%, 9/21/34 (a)		872	924,320
7.65%, 6/15/35 (a)		8,045	8,125,450
7.75%, 1/24/23 (a)		700	761,250

			11,384,507

Gabon - 0.2%
Gabonese Republic
8.20%, 12/12/17 (a)		2,408	2,609,670

Ghana - 0.2%
Republic of Ghana
8.50%, 10/04/17 (a)		2,414	2,540,735

Indonesia - 2.5%
Republic of Indonesia
6.625%, 2/17/37 (a)(d)		2,560	2,486,400
6.875%, 1/17/18 (a)		6,272	6,820,800
7.50%, 1/15/16 (a)		1,000	1,135,000
7.75%, 1/17/38 (a)		2,447	2,691,700
8.50%, 10/12/35 (a)		1,645	1,953,437
11.625%, 3/04/19 (a)(d)		12,390	17,500,875

			32,588,212

Panama - 0.7%
Republic of Panama
6.70%, 1/26/36		1,317	1,359,803
8.875%, 9/30/27		2,709	3,467,520
9.375%, 4/01/29		2,946	3,873,990

			8,701,313

Philippines - 1.0%
Republic of Philippines
7.50%, 9/25/24		3,144	3,509,647
8.375%, 6/17/19		2,101	2,531,705
9.50%, 2/02/30		1,393	1,800,453
9.875%, 1/15/19		820	1,057,800
10.625%, 3/16/25		3,239	4,486,015

			13,385,620

Serbia & Montenegro - 0.2%
Republic of Serbia
6.75%, 11/01/24 (a)		2,021	2,000,790

Turkey - 0.6%
Republic of Turkey
6.875%, 3/17/36		2,016	2,000,880
7.00%, 6/05/20		3,400	3,698,860
7.375%, 2/05/25		1,649	1,813,900

			7,513,640

Ukraine - 1.2%
Ukraine Government International Bond
3.20%, 12/19/10	JPY	730,000	7,682,934
6.385%, 6/26/12 (a)	US$	750	697,500
6.58%, 11/21/16 (a)		2,441	2,026,274
6.75%, 11/14/17 (a)		545	452,350
7.65%, 6/11/13 (a)		4,498	4,183,140

			15,042,198

Uruguay - 0.8%
Republica Orient Uruguay
6.875%, 9/28/25		4,272	4,464,240
7.625%, 3/21/36		550	588,500
7.875%, 1/15/33 (c)		1,377	1,497,954
9.25%, 5/17/17		2,814	3,468,255

			10,018,949

Venezuela - 1.4%
Republic of Venezuela
5.75%, 2/26/16 (a)(d)	2,937	2,070,585
6.00%, 12/09/20	1,000	582,500
7.00%, 3/31/38 (a)	1,891	1,066,051
7.65%, 4/21/25	6,203	3,845,860
9.00%, 5/07/23 (a)	9,265	6,531,825
9.25%, 5/07/28 (a)	6,684	4,678,660

		18,775,481

Total Emerging Markets - Sovereigns (cost $144,809,047)		177,251,261

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.9%
Non-Agency Fixed Rate CMBS - 9.8%
Banc of America Commercial Mortgage, Inc.
Series 2006-4, Class AM
5.675%, 7/10/46	500	432,939
Series 2006-5, Class AJ
5.477%, 9/10/47	810	450,244
Series 2007-5, Class AM
5.772%, 10/10/17	4,676	3,733,678
Bank of America Large Loan
Series 2009-UB1, Class A4B
5.627%, 6/24/50 (a)	3,500	2,658,693
Bear Stearns Commercial Mortgage Securities
Series 2006-PW13, Class AM
5.582%, 9/11/41	308	269,931
Series 2007-PW18, Class AM
6.084%, 6/11/50	1,500	1,246,636
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C6, Class AJ
5.23%, 12/15/40	1,000	759,803
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
5.826%, 6/15/38	5,686	5,117,708
Series 2006-C4, Class A3
5.467%, 9/15/39	5,320	4,744,529
Series 2006-C4, Class AM
5.509%, 9/15/39	5,600	4,657,533
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class A2
5.117%, 4/10/37+	14,000	14,107,167
Series 2006-GG7, Class AM
5.883%, 7/10/38	6,000	4,982,469

GS Mortgage Securities Corp. II
Series 2006-GG6, Class A2
5.506%, 4/10/38+	14,000	14,294,028
Series 2006-GG6, Class AM
5.622%, 4/10/38	3,000	2,603,236
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP4, Class AJ
5.04%, 10/15/42	5,300	4,161,074
Series 2006-CB15, Class AM
5.855%, 6/12/43	670	574,104
Series 2007-C1, Class A4
5.716%, 2/15/51	3,000	2,545,981
Series 2007-LD11, Class AM
5.818%, 6/15/49	5,105	3,788,488
Series 2007-LD12, Class A2
5.827%, 2/15/51+	20,548	21,250,972
LB-UBS Commercial Mortgage Trust
Series 2005-C2, Class AJ
5.205%, 4/15/30	2,475	1,930,914
Series 2007-C1, Class AM
5.455%, 2/15/40	5,500	3,981,553
Merrill Lynch Mortgage Trust
Series 2007-C1, Class A4
5.828%, 6/12/50	1,700	1,521,575
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class AM
5.456%, 7/12/46	1,000	856,262
Series 2006-4, Class AM
5.204%, 12/12/49	7,600	5,961,470
Morgan Stanley Capital I
Series 2006-IQ12, Class A4
5.332%, 12/15/43	7,100	6,942,771
Series 2006-IQ12, Class AM
5.37%, 12/15/43	7,876	6,631,015
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20, Class AJ
5.138%, 7/15/42	1,810	1,385,726
Series 2006-C25, Class AM
5.74%, 5/15/43	3,700	3,172,985
Series 2006-C27, Class AM
5.795%, 7/15/45	2,000	1,722,882

		126,486,366

Non-Agency Floating Rate CMBS - 0.1%
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class AM
5.917%, 6/12/46		1,450	1,283,746

Total Commercial Mortgage-Backed Securities (cost $122,309,559)			127,770,112

QUASI-SOVEREIGNS - 6.2%
Quasi-Sovereign Bonds - 6.2%
Indonesia - 0.2%
Majapahit Holding BV
7.875%, 6/29/37 (a)		2,600	2,502,500

Kazakhstan - 1.9%
Intergas Finance BV
6.375%, 5/14/17 (a)		8,000	7,840,000
KazMunaiGaz Finance Sub BV
8.375%, 7/02/13 (a)		4,530	4,909,388
9.125%, 7/02/18 (a)		3,812	4,366,460
11.75%, 1/23/15 (a)		5,900	7,293,875

			24,409,723

Russia - 2.8%
GPB Eurobond Finance PLC for Gazprombank
7.25%, 2/22/10	RUB	50,800	1,666,052
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (a)	US$	17,519	17,387,608
7.125%, 1/14/14 (a)		4,785	5,072,100
7.75%, 5/29/18 (a)		11,479	12,282,530

			36,408,290

Trinidad And Tobago - 0.2%
Petroleum Co of Trinidad & Tobago Ltd.
9.75%, 8/14/19 (a)		2,150	2,424,125

Ukraine - 0.4%
NAK Naftogaz Ukraine
9.50%, 9/30/14		5,978	5,614,298

Venezuela - 0.7%
Petroleos de Venezuela SA
5.375%, 4/12/27		17,194	8,554,015

Total Quasi-Sovereigns (cost $69,645,869)			79,912,951

GOVERNMENTS - TREASURIES - 4.0%
Brazil - 2.6%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/14	BRL	19,170	9,401,812

Republic of Brazil
10.25%, 1/10/28		2,649	1,413,210
12.50%, 1/05/16 - 1/05/22 (d)		37,899	23,343,618

			34,158,640

Hungary - 0.9%
Hungary Government Bond
Series 14/C
5.50%, 2/12/14	HUF	1,175,500	5,660,844
Series 15/A
8.00%, 2/12/15		509,090	2,665,375
Series 16/C
5.50%, 2/12/16		599,080	2,756,176

			11,082,395

South Africa - 0.5%
South Africa Government Bond
Series R203
8.25%, 9/15/17	ZAR	34,000	4,258,702
Series R204
8.00%, 12/21/18		16,800	2,063,709

			6,322,411

Total Governments - Treasuries (cost $46,918,151)			51,563,446

EMERGING MARKETS - TREASURIES - 2.3%
Colombia - 0.8%
Republic of Colombia
9.85%, 6/28/27 (d)	COP	1,391,000	798,392
12.00%, 10/22/15 (d)		15,901,000	9,714,696

			10,513,088

Egypt - 0.1%
Arab Republic of Egypt
8.75%, 7/18/12 (a)	EGP	6,760	1,236,963

Turkey - 1.4%
Turkey Government Bond
16.00%, 3/07/12	TRY	23,044	17,512,715

Total Emerging Markets - Treasuries (cost $24,653,574)			29,262,766

BANK LOANS - 2.3%
Industrial - 1.8%
Basic - 0.1%
Hexion Specialty Chemicals, Inc.
2.56%, 5/05/13 (b)	US$	365	345,094
Ineos US Finance LLC
7.50%, 12/16/13 (b)		129	119,408
8.00%, 12/16/14 (b)		129	120,054

John Maneely Co.
3.50%, 12/09/13 (b)	416	396,974

		981,530

Capital Goods - 0.3%
Graham Packaging Company, L.P.
2.50%, 10/07/11 (b)	88	86,939
6.75%, 4/05/14 (b)	880	885,947
Graphic Packaging International, Inc.
3.00%, 5/16/14 (b)	206	202,659
Hawker Beechcraft Acquisition Co. LLC
2.23%-2.25%, 3/26/14 (b)	121	90,687
2.25%, 3/26/14 (b)	7	5,380
10.50%, 3/26/14 (b)	2,893	2,728,471

		4,000,083

Communications - Media - 0.5%
Cengage Learning Acquisitions, Inc. (Thomson Learning)
2.75%, 7/03/14 (b)	1,225	1,084,486
Charter Communications Operating LLC
2.26%, 3/06/14 (b)	982	913,370
7.25%, 3/06/14 (b)	1,228	1,246,854
Clear Channel Communications, Inc.
3.88%, 1/29/16 (b)	169	132,287
Univision Communications, Inc.
2.50%, 9/29/14 (b)	2,375	2,051,145
Wide Open West Finance LLC
2.75%-4.75%, 6/30/14 (b)	993	912,395

		6,340,537

Consumer Cyclical - Automotive - 0.2%
Allison Transmission, Inc.
8/27/14 (b)(k)	1,000	918,060
Federal Mogul Corp.
12/29/14 (b)(k)	1,324	1,120,431
12/28/15 (b)(k)	676	571,649
Ford Motor Co.
3.24%-3.26%, 12/15/13 (b)	232	216,754

		2,826,894

Consumer Cyclical - Other - 0.1%
Harrah’s Operating Co., Inc.
3.25%, 1/28/15 (b)	601	495,396
Las Vegas Sands LLC
2.01%, 5/23/14 (b)	497	435,794

		931,190

Consumer Cyclical - Retailers - 0.1%
Burlington Coat Factory Warehouse Corp.
2.51%, 5/28/13 (b)	284	264,948

Rite Aid Corp.
6/04/14 (b)(k)	1,000	892,920

		1,157,868

Consumer Non-Cyclical - 0.1%
Carestream Health, Inc.
2.23%, 4/30/13 (b)	870	821,664
HCA, Inc.
2.50%, 11/18/13 (b)	671	638,678
Wm. Wrigley Jr. Co.
3.31%, 10/06/14 (b)	500	501,870

		1,962,212

Energy - 0.1%
Ashmore Energy International
3.23%, 3/30/12 (b)	118	108,897
3.25%, 3/30/14 (b)	805	740,912

		849,809

Other Industrial - 0.0%
Swift Transportation Co., Inc.
8.25%, 5/12/14 (b)	249	238,182

Services - 0.1%
Sabre, Inc.
2.48%-2.50%, 9/30/14 (b)	500	447,250
ServiceMaster Co.
2.74%-2.76%, 7/24/14 (b)	199	183,011
West Corp.
7.25%, 10/24/13 (b)	1,228	1,237,336

		1,867,597

Technology - 0.2%
Avaya, Inc.
3.01%, 10/24/14 (b)	348	311,743
First Data Corp.
3.00%, 9/24/14 (b)	728	627,260
Freescale Semiconductor, Inc.
11/29/13 (b)(k)	1,000	897,630
Sungard Data Systems, Inc.
1.98%, 2/28/14 (b)	25	24,324
3.87%-3.90%, 2/28/16 (b)	361	354,688

		2,215,645

		23,371,547

Financial Institutions - 0.3%
Finance - 0.1%
CIT Group, Inc.
13.00%, 1/20/12 (b)	1,124	1,157,158

Insurance - 0.1%
Asurion Corp.
3.23%-3.27%, 7/03/14 (b)	299	290,189

REITS - 0.1%
Capital Automotive L.P.
12/14/12 (b)(k)		1,550	1,499,416

			2,946,763

Utility - 0.2%
Electric - 0.2%
FirstLight Power Resources, Inc.
2.75%, 11/01/13 (b)		366	343,261
2.81%, 11/01/13 (b)		34	31,602
4.81%, 5/01/14 (b)		1,000	915,000
Texas Competitive Electric Holdings Co. LLC
3.73%-3.75%, 10/10/14 (b)		1,715	1,403,313

			2,693,176

Total Bank Loans (cost $28,587,725)			29,011,486

GOVERNMENTS - SOVEREIGN BONDS - 1.7%
Brazil - 0.4%
Republic of Brazil
7.125%, 1/20/37		2,588	2,876,562
8.25%, 1/20/34		2,022	2,512,335

			5,388,897

Croatia - 0.3%
Republic of Croatia
6.75%, 11/05/19 (a)		3,280	3,474,435

Hungary - 0.2%
Republic of Hungary
6.25%, 1/29/20		2,772	2,782,395

Iceland - 0.2%
Iceland Government International Bond
3.75%, 12/01/11	EUR	2,750	3,373,014

Lithuania - 0.3%
Republic of Lithuania
6.75%, 1/15/15 (a)	US$	3,815	3,979,175

Peru - 0.3%
Republic of Peru
8.75%, 11/21/33		2,738	3,463,570

Total Governments - Sovereign Bonds (cost $20,119,489)			22,461,486

EMERGING MARKETS - CORPORATE BONDS - 1.2%
Industrial - 0.8%
Communications - Media - 0.2%
Columbus International, Inc.
11.50%, 11/20/14 (a)		2,683	2,870,810

Consumer Cyclical - Retailers - 0.2%
Edcon Holdings Proprietary Ltd.
6.214%, 6/15/15 (a)(b)	EUR	2,734	2,217,554

Consumer Non-Cyclical - 0.2%
Foodcorp Ltd.
8.875%, 6/15/12 (a)		1,456	2,049,025

Energy - 0.1%
Ecopetrol SA
7.625%, 7/23/19	US$	1,722	1,864,065

Other Industrial - 0.1%
New Reclamation Group
8.125%, 2/01/13 (a)	EUR	765	806,320

Technology - 0.0%
MagnaChip Semiconductor SA
Zero Coupon, 12/15/14 (a)(h)(i)	US$	12	0
8.00%, 12/15/14 (a)(h)(i)		2	0

			9,807,774

Financial Institutions - 0.4%
Banking - 0.3%
Alfa Bond Issuance PLC for OJSC Alfa Bank
8.625%, 12/09/15		900	895,500
ATF Bank
9.00%, 5/11/16 (a)		2,564	2,499,900
Banco BMG SA
9.15%, 1/15/16 (a)		1,300	1,365,000

			4,760,400

Other Finance - 0.1%
MMG Fiduc (AES El Salvador)
6.75%, 2/01/16 (a)		1,200	1,089,495

			5,849,895

Total Emerging Markets - Corporate Bonds (cost $15,547,639)			15,657,669

ASSET-BACKED SECURITIES - 1.2%
Credit Cards - Floating Rate - 1.0%
Citibank Omni Master Trust
Series 2009-A14A, Class A14
2.983%, 8/15/18 (a)(b)+		13,000	13,467,005

Home Equity Loans - Floating Rate - 0.2%
Countrywide Asset-Backed Certificates
Series 2006-S10, Class A1
0.371%, 10/25/36 (b)		499	467,244
Series 2006-S5, Class A1
0.341%, 6/25/35 (b)		41	37,184
Series 2007-S2, Class A1
0.371%, 5/25/37 (b)		1,660	1,349,027

			1,853,455

Total Asset-Backed Securities (cost $14,915,240)			15,320,460

	Shares
PREFERRED STOCKS - 1.0%
Financial Institutions - 0.5%
Banking - 0.5%
Capital One Capital II
7.50%	130,000	3,117,400
Royal Bank of Scotland Group PLC
Series N
6.35%	100,000	1,171,000
Santander Finance Preferred SA Unipersonal
6.80%	67,000	1,589,240

		5,877,640

Finance - 0.0%
GMAC, Inc.
7.00% (a)	479	342,336

REITS - 0.0%
Sovereign REIT
12.00% (a)	501	561,746

		6,781,722

Industrial - 0.5%
Communications - Telecommunications - 0.5%
Centaur Funding Corp.
9.08% (a)	6,280	6,523,350

Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal Home Loan Mortgage Corp.
Series Z
8.375% (e)	11,250	12,037
Federal National Mortgage Association
8.25% (e)	51,350	56,485

		68,522

Total Preferred Stocks (cost $16,381,332)		13,373,594

	Principal Amount (000)
CMOS - 0.8%
Non-Agency Floating Rate - 0.5%
Countrywide Alternative Loan Trust
Series 2007-7T2, Class A3
0.831%, 4/25/37 (b)	US$	6,059	3,231,855
Countrywide Home Loan Mortgage Pass Through Trust
Series 2007-13, Class A7
0.831%, 8/25/37 (b)		4,705	3,225,628

			6,457,483

Non-Agency ARMS - 0.3%
American Home Mortgage Assets
Series 2006-5, Class A1
1.401%, 11/25/46 (b)		5,348	2,473,328
Indymac Index Mortgage Loan Trust
Series 2006-AR5, Class 2A1
5.586%, 5/25/36 (e)		1,368	1,046,191

			3,519,519

Total CMOs (cost $9,227,621)			9,977,002

INFLATION-LINKED SECURITIES - 0.3%
Brazil - 0.1%
Unibanco Grand Cayman
8.70%, 2/11/10 (a)	BRL	3,762	1,976,963

Uruguay - 0.2%
Republica Orient Uruguay
3.70%, 6/26/37 (d)	UYU	49,241	2,091,563

Total Inflation-Linked Securities (cost $3,840,241)			4,068,526

	Shares
COMMON STOCK - 0.3%
American Media, Inc. (a)(l)		10,382	0
Broder Brothers Co. (a)(l)		26,940	0
Charter Communications, Inc. (l)		3,035	92,962
CIT Group, Inc. (l)		34,742	1,105,490
Citigroup, Inc. (l)		759,999	2,523,197

Total Common Stocks (cost $4,003,175)			3,721,649

	Principal Amount (000)
LOCAL GOVERNMENTS - REGIONAL BONDS - 0.3%
Colombia - 0.3%
Bogota Distrio Capital
9.75%, 7/26/28 (a) (cost $2,646,271)	COP	6,665,000	3,602,230

GOVERNMENTS - SOVEREIGN AGENCIES - 0.3%
Egypt - 0.2%
Kreditanstalt fuer Wiederaufbau
18.50%, 2/11/10	EGP	14,000	2,566,829

Philippines - 0.1%
Power Sector Assets & Liabilities Management Corp.
7.25%, 5/27/19 (a)	US$	950	1,004,625

Total Governments - Sovereign Agencies (cost $3,431,061)			3,571,454

SUPRANATIONALS - 0.1%
Eurasian Development Bank
7.375%, 9/29/14 (a) (cost $1,806,368)		1,760	1,865,600

	Shares
WARRANTS - 0.0%
Central Bank of Nigeria, expiring 11/15/20 (l)		2,500	287,500
Charter Communications, Inc., expiring 11/30/14 (l)		11,053	70,739

Total Warrants (cost $3,532,319)			358,239

SHORT-TERM INVESTMENTS - 1.5%
Investment Companies - 1.5%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (m) (cost $19,616,881)		19,616,881	19,616,881

Total Investments - 107.6% (cost $1,332,570,129) (n)			1,390,138,833
Other assets less liabilities - (7.6)%			(98,030,357)

Net Assets - 100.0%			$1,292,108,476

CREDIT DEFAULT SWAP CONTRACTS ON CORPORATE AND SOVEREIGN ISSUES

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at January 31, 2010	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
JPMorgan Chase Bank, N.A.:
Republic of Iceland
4.375%, 3/10/14, 12/20/11*	(10.50)%	8.084%	EUR	2,750	$(201,814)	$—	$(201,814)
Sale Contracts:
Deutsche Bank AG:
Ukraine
7.65%, 6/11/13, 9/20/10*	5.00	12.771%		8,800	(255,207)	606,605	351,398
Goldman Sachs Bank USA:
VTB Bank
4.25%, 2/15/16, 11/20/11* +	11.50	2.900%		4,400	762,324	—	762,324
Gazprom
8.625%, 4/28/34, 11/20/11*	9.25	2.005%		8,400	1,232,658	—	1,232,658
JPMorgan Chase Bank, N.A.:
OAO Gazprom
10.50%, 10/21/09, 10/20/10*	1.04	1.407%		4,560	1,516	—	1,516
Ukraine
7.65%, 6/11/13, 2/20/11*	5.00	12.706%		3,500	(181,651)	517,638	335,987
Morgan Stanley Capital Services Inc.:
RSHB
7.18%, 5/16/13, 11/20/13*	9.75	2.179%		5,400	1,536,256	—	1,536,256

*	Termination date.

+	The Fund held collateral received from the swap counterparty. The aggregate market value of these securities amounted to 600,000.

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at January 31, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Brazilian Real settling 2/02/10	7,164	$3,857,972	$3,800,665	$(57,307)
Japanese Yen settling 3/11/10	51,508	563,838	570,697	6,859
New Zealand Dollar settling 3/24/10	4,052	2,978,936	2,832,906	(146,030)
Russian Ruble settling 3/04/10	321,566	10,897,604	10,546,760	(350,844)
South Korean Won settling 3/19/10 (1)	11,606,230	10,358,081	9,978,060	(380,021)
Polish Zloty settling 2/03/10 (2)	26,477	9,590,830	9,064,736	(526,094)
Sale Contracts:
Brazilian Real settling 2/02/10	7,164	3,966,588	3,800,665	165,923

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at January 31, 2010	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
Brazilian Real settling 3/02/10	7,164	$3,838,644	$3,783,122	$55,522
British Pound settling 3/17/10	418	674,659	668,091	6,568
British Pound settling 3/17/10	387	627,062	617,775	9,287
British Pound settling 3/17/10	172	278,034	274,964	3,070
British Pound settling 3/17/10	278	451,517	444,543	6,974
Colombian Peso settling 2/19/10	12,725,188	6,435,606	6,404,207	31,399
Colombian Peso settling 2/25/10	12,347,877	6,247,344	6,211,871	35,473
Euro settling 2/03/10 (2)	6,396	9,590,830	8,867,858	722,972
Euro settling 3/25/10	1,673	2,354,729	2,318,821	35,908
Euro settling 3/25/10	34,474	48,605,849	47,791,997	813,852
Euro settling 4/01/10	1,550	2,254,537	2,148,495	106,042
Japanese Yen settling 3/11/10	621,077	6,716,159	6,881,432	(165,273)
Japanese Yen settling 3/19/10 (1)	950,964	10,358,082	10,536,916	(178,834)

(1)	Represents a cross-currency purchase of South Korean Won and a sale of Japanese Yen.
(2)	Represents a cross-currency purchase of Polish Zloty and a sale of Euro.

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate		Maturity	Amount
BARCLAYS CAPITAL	0.45%		12/31/10	$4,705,489
BARCLAYS CAPITAL	0.55		12/31/10	2,124,952
BARCLAYS CAPITAL	0.55		12/31/10	9,884,935
BARCLAYS CAPITAL	(1.00	)*	12/31/10	1,487,014
BARCLAYS EMERGING MARKETS	(0.50	)*	12/31/10	3,073,705
BARCLAYS EMERGING MARKETS	(0.50	)*	12/31/10	1,489,606
BARCLAYS EMERGING MARKETS	(0.50	)*	12/31/10	3,516,341

Broker	Interest Rate		Maturity	Amount
BARCLAYS EMERGING MARKETS	(0.75	)%*	12/31/10	$1,557,524
BARCLAYS EMERGING MARKETS	(1.00	)*	12/31/10	997,957
BARCLAYS EMERGING MARKETS	(1.00	)*	12/31/10	654,750
BARCLAYS EMERGING MARKETS	(1.00	)*	12/31/10	1,108,983
BARCLAYS EMERGING MARKETS	(3.00	)*	12/31/10	1,225,277
CHASE MANHATTAN BANK	0.20		12/31/10	4,448,008
CHASE MANHATTAN BANK	(0.35	)*	12/31/10	8,071,007
CHASE MANHATTAN BANK	(0.35	)*	12/31/10	2,043,084
CHASE MANHATTAN BANK	(0.35	)*	12/31/10	803,478
FIMAT ELECTRONIC TRADING	(0.75	)*	12/31/10	1,322,799
ING BANK AMSTERDAM	0.00		12/31/10	988,750
ING BANK AMSTERDAM	(0.25	)*	12/31/10	2,053,040
ING BANK AMSTERDAM	(0.25	)*	12/31/10	1,244,884
ING BANK AMSTERDAM	(0.50	)*	12/31/10	1,059,266
ING BANK AMSTERDAM	0.53		12/31/10	1,909,427
ING BANK AMSTERDAM	(1.75	)*	12/31/10	493,927

				$56,264,203

*	Interest payment due from counterparty.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, the aggregate market value of these securities amounted to $436,485,082 or 33.8% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at January 31, 2010.
(c)	Pay-In-Kind Payments (PIK).
(d)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The aggregate market value of these securities amounted to $54,418,938.
(e)	Variable rate coupon, rate shown as of January 31, 2010.
(f)	Security is in default and is non-income producing.
(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.05% of net assets as of January 31, 2010, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Gallery Capital SA
10.125%, 5/15/13	5/10/2006	$958,819	$288,000	0.02%
Broder Brothers Co.
12.00%, 10/15/13	5/21/2009	512,274	208,916	0.02%
Greektown Holdings LLC
10.75%, 12/01/13	11/22/2005	668,197	85,800	0.01%

(h)	Illiquid security.
(i)	Fair valued.
(j)	When-Issued or delayed delivery security.
(k)	This position or a portion of this position represents an unsettled loan purchase. At January 31, 2010, the market value and unrealized gain/(loss) of these unsettled loan purchases amounted to $5,900,107 and $21,955, respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(l)	Non-income producing security.
(m)	Investment in affiliated money market mutual fund. The rate shown represents the 7- day yield as of period end.
(n)	As of January 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $108,841,762 and gross unrealized depreciation of investments was $(51,273,058), resulting in net unrealized appreciation of $57,568,704.
+	Position, or a portion thereof, has been segregated to meet the collateral requirements of the Term Asset-Backed Securities Loan Facility (“TALF”) program administered by the Federal Reserved Bank of New York. The aggregate market value of these securities amounted to $54,055,754.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of January 31, 2010, the fund’s total exposure to subprime investments was 0.11% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
COP	-	Colombian Peso
EGP	-	Egypt Pound
EUR	-	Euro Dollar
GBP	-	Great British Pound
HUF	-	Hungarian Forint
JPY	-	Japanese Yen
NZD	-	New Zealand Dollar
RUB	-	Russian Rouble
TRY	-	New Turkish Lira
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

ARMS	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
LP	-	Limited Partnership
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust

Country Breakdown*

January 31, 2010 (unaudited)

Summary

53.4%	United States
6.5%	Russia
4.2%	Brazil
2.5%	Indonesia
2.2%	Argentina
2.0%	United Kingdom
2.0%	Kazakhstan
2.0%	Colombia
2.0%	Venezuela
1.8%	Turkey
1.6%	Canada
1.5%	Ukraine
1.3%	Japan
15.6%	Other
1.4%	Short-Term Investments

100.0%	Total Investments

*	All data are as of January 31, 2010. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.3% or less in the following countries: Australia, Barbados, Belgium, Bermuda, Cayman Islands, Croatia, Czech Republic, Denmark, Dominican Republic, Egypt, El Salvador, France, Gabon, Germany, Ghana, Hong Kong, Hungary, Iceland, India, Ireland, Italy, Jamaica, Lithuania, Luxembourg, Netherlands, Nigeria, Norway, Panama, Peru, Philippines, Poland, Serbia & Montenegro, Singapore, South Africa, Spain, Supranational, Sweden, Switzerland, Trinidad And Tobago and Uruguay.

AllianceBernstein High Income Fund

January 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporates - Non - Investment Grades	$—	$586,294,480	$5,734,976	$592,029,456
Corporates - Investment Grades	—	182,577,047	4,728,018	187,305,065
Emerging Markets - Sovereigns	—	160,661,147	16,590,114	177,251,261
Commercial Mortgage-Backed Securities	—	100,285,948	26,237,528	126,523,476
Quasi-Sovereigns	—	79,912,951	—	79,912,951
Governments - Treasuries	—	51,563,446	—	51,563,446
Emerging Markets - Treasuries	—	29,262,766	—	29,262,766
Bank Loans	—	—	29,011,486	29,011,486
Governments - Sovereign Bonds	—	22,461,486	—	22,461,486
Investment Companies	19,616,881	—	—	19,616,881
Emerging Markets - Corporate Bonds	—	16,730,169	1,365,000	18,095,169
Asset-Backed Securities	—	13,467,005	1,853,455	15,320,460
Preferred Stocks	—	13,373,594	—	13,373,594
CMOs	—	—	11,223,638	11,223,638
Inflation-Linked Securities	—	—	4,068,526	4,068,526
Common Stocks	3,721,649	—	—	3,721,649
Local Governments - Regional Bonds	—	—	3,602,230	3,602,230
Governments - Sovereign Agencies	—	1,004,625	2,566,829	3,571,454
Supranationals	—	1,865,600	—	1,865,600
Warrants	—	358,239	—	358,239

Total Investments in Securities	23,338,530	1,259,818,503	106,981,800	1,390,138,833

Other Financial Instruments*
Assets	—	6,219,988	—	6,219,988
Liabilities	—	(2,006,217)	—	(2,006,217)
TALF Loans	—	—	(52,705,337)	(52,705,337)

Total	$23,338,530	$1,264,032,274	$54,276,463	$1,341,647,267

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporates - Non- Investment Grades	Corporates - Investment Grades	Emerging Markets - Sovereigns	Commercial Mortgage- Backed Securities
Balance as of 10/31/09	$29,155,307	$39,517,688	$148,430,304	$13,743,817
Accrued discounts /premiums	1,277,795	95,517	1,390,366	58,984
Realized gain (loss)	-0-	69,208	5,049,795	-0-
Change in unrealized appreciation/ depreciation	1,308,771	508,630	(3,511,872)	640,609
Net purchases (sales)	8,575,031	(6,116,426)	(12,613,787)	7,136,585
Net transfers in and/or out of Level 3	(34,581,928)	(29,346,599)	(122,154,692)	4,657,533

Balance as of 1/31/10	$5,734,976	$4,728,018	$16,590,114	$26,237,528

Net change in unrealized appreciation/ depreciation from Investments held as of 1/31/10	$(12,330)	$(192,263)	$670,121	$304,726

	Quasi-Sovereigns	Governments - Treasuries	Emerging Markets – Treasuries	Bank Loans
Balance as of 10/31/09	$43,005,423	$39,173,956	$29,116,404	$18,968,639
Accrued discounts /premiums	251,412	60,864	(3,459)	192,144
Realized gain (loss)	-0-	392,145	-0-	44,613
Change in unrealized appreciation/ depreciation	1,436,554	(1,838,968)	149,821	288,214
Net purchases (sales)	7,580,803	(3,629,357)	-0-	9,517,876
Net transfers in and/or out of Level 3	(52,274,192)	(34,158,640)	(29,262,766)	-0-

Balance as of 1/31/10	$-0-	$-0-	$-0-	$29,011,486

Net change in unrealized appreciation/ depreciation from Investments held as of 1/31/10	$-0-	$-0-	$-0-	$291,544

	Governments - Sovereign Bonds	Emerging Markets – Corporate Bonds	Asset-Backed Securities	Preferred Stock
Balance as of 10/31/09	$6,185,050	$3,793,940	$2,095,498	$526,050
Accrued discounts /premiums	(525)	1,031	7,051	-0-
Realized gain (loss)	-0-	-0-	52,122	-0-
Change in unrealized appreciation/ depreciation	(208,620)	69,929	134,345	35,696
Net purchases (sales)	-0-	-0-	(435,561)	-0-
Net transfers in and/or out of Level 3	(5,975,905)	(2,499,900)	-0-	(561,746)

Balance as of 1/31/10	$-0-	$1,365,000	$1,853,455	$-0-

Net change in unrealized appreciation/ depreciation from Investments held as of 1/31/10	$-0-	$31,487	$134,345	$-0-

	CMOs	Inflation-Linked Securities	Local Governments - Regional Bonds	Governments- Sovereign Agencies
Balance as of 10/31/09	$3,617,638	$4,056,156	$3,076,661	$2,632,732
Accrued discounts /premiums	41,060	55,295	3,605	(21,512)
Realized gain (loss)	138,186	-0-	-0-	-0-
Change in unrealized appreciation/ depreciation	(21,415)	(42,925)	521,964	(44,391)
Net purchases (sales)	7,448,169	-0-	-0-	-0-
Net transfers in and/or out of Level 3	-0-	-0-	-0-	-0-

Balance as of 1/31/10	$11,223,638	$4,068,526	$3,602,230	$2,566,829

Net change in unrealized appreciation/ depreciation from Investments held as of 1/31/10	$(21,415)	$(42,925)	$521,964	$(44,391)

	Warrants	TALF Loans	Total
Balance as of 10/31/09	$287,500	$(52,705,337)	$334,677,426
Accrued discounts /premiums	-0-	-0-	3,409,628
Realized gain (loss)	-0-	-0-	5,746,069
Change in unrealized appreciation/ depreciation	-0-	-0-	(573,658)
Net purchases (sales)	-0-	-0-	17,463,333
Net transfers in and/or out of Level 3	(287,500)	-0-	(306,446,335)

Balance as of 1/31/10	$-0-	$(52,705,337)	$54,276,463

Net change in unrealized appreciation/ depreciation from Investments held as of 1/31/10	$-0-	$-0-	$1,640,863

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein High Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: March 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: March 26, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: March 26, 2010